Expense Example	Jan. 30, 2026 USD ($)
F/m Compoundr High Yield Bond ETF | F/m Compoundr High Yield Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	283
Expense Example, with Redemption, 10 Years	666
F/m Compoundr U.S. Treasury 10-Year Note ETF | F/m Compoundr U.S. Treasury 10-Year Note ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
F/m Compoundr U.S. Aggregate Bond ETF | F/m Compoundr U.S. Aggregate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	221
Expense Example, with Redemption, 10 Years	$ 516